1
The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 97.1%
Beverages  — 3.0%
60,000 China Mengniu Dairy Co. Ltd. ......... $ 386,530
33,000 Danone SA ...................... 2,257,219
40,000 ITO EN Ltd. ..................... 2,666,786
7,000 Morinaga Milk Industry Co. Ltd. ....... 440,271
5,000 PepsiCo Inc. ..................... 752,050
30,000 Suntory Beverage & Food Ltd. ........ 1,250,730
424,000 Vitasoy International Holdings Ltd. ..... 1,078,430
8,832,016
Biotechnology  — 6.9%
850 ALX Oncology Holdings Inc.† ......... 62,781
424 Amgen Inc. ..................... 90,164
1,348 Amicus Therapeutics Inc.† ........... 12,873
110,000 Aurinia Pharmaceuticals Inc.† ........ 2,434,300
300 Berkeley Lights Inc.† ............... 5,868
315 Biogen Inc.† ..................... 89,142
2,095 BioMarin Pharmaceutical Inc.† ........ 161,923
397 BioNTech SE, ADR† ................ 108,377
3,000 Bio-Rad Laboratories Inc., Cl. A† ...... 2,237,850
3,733 Bluebird Bio Inc.† ................. 71,338
630 Blueprint Medicines Corp.† .......... 64,770
35,000 Catalent Inc.† .................... 4,657,450
2,000 Charles River Laboratories International
Inc.† ........................ 825,340
34,000 Clovis Oncology Inc.† .............. 151,640
200 Danaher Corp. ................... 60,888
1,293 Fate Therapeutics Inc.† ............. 76,636
2,000 Galapagos NV, ADR† ............... 105,220
2,308 Gilead Sciences Inc. ............... 161,214
19,824 Global Blood Therapeutics Inc.† ....... 505,115
3,000 Gritstone bio Inc.† ................ 32,400
400 Guardant Health Inc.† .............. 50,004
2,333 Idorsia Ltd.† ..................... 56,526
3,700 Illumina Inc.† .................... 1,500,757
1,292 Incyte Corp.† .................... 88,864
390 Intellia Therapeutics Inc.† ........... 52,318
6,000 Invitae Corp.† .................... 170,580
1,216 Iovance Biotherapeutics Inc.† ......... 29,987
290 Mirati Therapeutics Inc.† ............ 51,304
255 Moderna Inc.† ................... 98,139
300 Natera Inc.† ..................... 33,432
3,000 Pacific Biosciences of California Inc.† ... 76,650
58,871 Personalis Inc.† .................. 1,132,678
1,482 Regeneron Pharmaceuticals Inc.† ...... 896,877
1,000 Sarepta Therapeutics Inc.† ........... 92,480
664 Seagen Inc.† .................... 112,747
202,100 Trillium Therapeutics Inc.† ........... 3,548,876
5,000 Voyager Therapeutics Inc.† .......... 13,150
1,600 Waters Corp.† ................... 571,680
20,492,338
Shares
Market
Value
Electronics  — 1.9%
10,150 Thermo Fisher Scientific Inc. ......... $ 5,799,000
Financial Services  — 0.2%
50,000 Post Holdings Partnering Corp.† ....... 505,500
Food  — 19.8%
50,000 BellRing Brands Inc., Cl. A† .......... 1,537,500
15,000 Calavo Growers Inc. ............... 573,600
20,000 Campbell Soup Co. ................ 836,200
2,500 Chr. Hansen Holding A/S ............ 204,206
110,000 Conagra Brands Inc. ............... 3,725,700
62,500 Flowers Foods Inc. ................ 1,476,875
45,000 General Mills Inc. ................. 2,691,900
33,000 Kellogg Co. ..................... 2,109,360
35,000 Kerry Group plc, Cl. A .............. 4,696,820
85,000 Kikkoman Corp. .................. 6,942,360
10,000 Lamb Weston Holdings Inc. .......... 613,700
22,000 Maple Leaf Foods Inc. .............. 447,087
15,000 MEIJI Holdings Co. Ltd. ............. 971,742
60,000 Mondelēz International Inc., Cl. A ...... 3,490,800
66,500 Nestlé SA ....................... 8,041,794
50,000 Nomad Foods Ltd.† ................ 1,378,000
45,000 Post Holdings Inc.† ................ 4,957,200
7,000 Sovos Brands Inc.† ................ 97,650
120,000 The Hain Celestial Group Inc.† ........ 5,133,600
18,000 The J.M. Smucker Co. .............. 2,160,540
120,000 Tingyi (Cayman Islands) Holding Corp. .. 223,208
65,000 Unilever plc, ADR ................. 3,524,300
64,000 Yakult Honsha Co. Ltd. ............. 3,254,773
59,088,915
Food and Staples Retailing  — 4.9%
100,600 CVS Health Corp. ................. 8,536,916
30,000 Ingles Markets Inc., Cl. A ............ 1,980,900
5,000 Pets at Home Group plc ............. 32,378
20,000 Sprouts Farmers Market Inc.† ........ 463,400
80,000 The Kroger Co. ................... 3,234,400
4,000 The Original BARK Co.† ............. 27,440
7,500 United Natural Foods Inc.† ........... 363,150
14,638,584
Health Care Equipment and Supplies  — 15.5%
400 Agilent Technologies Inc. ............ 63,012
21,350 Axogen Inc.† .................... 337,330
35,000 Baxter International Inc. ............. 2,815,050
10,200 Becton, Dickinson and Co. ........... 2,507,364
28,000 Boston Scientific Corp.† ............ 1,214,920
50,000 Cardiovascular Systems Inc.† ........ 1,641,500
63,606 Conformis Inc.† .................. 84,596
20,000 Cutera Inc.† ..................... 932,000
55,000 DENTSPLY SIRONA Inc. ............ 3,192,750
19,325 Electromed Inc.† .................. 209,096

The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care Equipment and Supplies (Continued)
900 Exact Sciences Corp.† .............. $ 85,905
10,000 Gerresheimer AG ................. 982,281
17,400 Globus Medical Inc., Cl. A† .......... 1,333,188
3,500 Haemonetics Corp.† ............... 247,065
20,000 Henry Schein Inc.† ................ 1,523,200
800 Hologic Inc.† .................... 59,048
3,675 ICU Medical Inc.† ................. 857,672
130,000 InfuSystem Holdings Inc.† ........... 1,693,900
34,500 Integer Holdings Corp.† ............. 3,082,230
2,911 Intersect ENT Inc.† ................ 79,179
17,000 IntriCon Corp.† ................... 308,720
3,000 iRhythm Technologies Inc.† .......... 175,680
30,000 Medtronic plc .................... 3,760,500
2,000 Meridian Bioscience Inc.† ........... 38,480
1,000 NanoString Technologies Inc.† ........ 48,010
70,974 Neuronetics Inc.† ................. 465,589
12,251 NuVasive Inc.† ................... 733,222
20,000 Patterson Cos. Inc. ................ 602,800
200 PerkinElmer Inc. .................. 34,658
4,500 Quidel Corp.† .................... 635,175
30,000 Silk Road Medical Inc.† ............. 1,650,900
75,455 SmileDirectClub Inc.† .............. 401,421
4,500 Smith & Nephew plc, ADR ........... 154,530
35,000 Stericycle Inc.† ................... 2,378,950
11,000 Stryker Corp. .................... 2,900,920
12,000 SurModics Inc.† .................. 667,200
8,000 The Cooper Companies Inc. .......... 3,306,480
165 Turning Point Therapeutics Inc.† ...... 10,961
34,500 Zimmer Biomet Holdings Inc. ......... 5,049,420
46,264,902
Health Care Providers and Services  — 22.9%
45,000 AmerisourceBergen Corp. ........... 5,375,250
18,000 Anthem Inc. ..................... 6,710,400
35,000 Avantor Inc.† .................... 1,431,500
86,100 CareCloud Inc.† .................. 656,082
45,600 CareDx Inc.† .................... 2,889,672
5,088 Chemed Corp. ................... 2,366,531
30,500 DaVita Inc.† ..................... 3,545,930
33,718 DLH Holdings Corp.† .............. 414,731
30,400 eHealth Inc.† .................... 1,231,200
40,000 ElectroCore Inc.† ................. 45,200
152,500 Evolent Health Inc., Cl. A† ........... 4,727,500
2,000 Glaukos Corp.† ................... 96,340
4,000 GoodRx Holdings Inc., Cl. A† ......... 164,080
34,700 HCA Healthcare Inc. ............... 8,422,384
400 IQVIA Holdings Inc.† ............... 95,816
16,385 Laboratory Corp. of America Holdings† .. 4,611,394
14,250 McKesson Corp. .................. 2,841,165
400 Medpace Holdings Inc.† ............ 75,712
Shares
Market
Value
20,700 NeoGenomics Inc.† ................ $ 998,568
224,514 Option Care Health Inc.† ............ 5,446,710
43,837 Orthofix Medical Inc.† .............. 1,671,066
46,000 PetIQ Inc.† ...................... 1,148,620
98,000 PPD Inc.† ...................... 4,585,420
300 Quest Diagnostics Inc. .............. 43,593
1,550 Teladoc Health Inc.† ............... 196,556
91,000 Tenet Healthcare Corp.† ............. 6,046,040
6,500 UnitedHealth Group Inc. ............ 2,539,810
68,377,270
Household and Personal Products  — 2.6%
25,000 Church & Dwight Co. Inc. ........... 2,064,250
25,000 Colgate-Palmolive Co. .............. 1,889,500
60,000 Edgewell Personal Care Co. .......... 2,178,000
12,000 The Procter & Gamble Co. ........... 1,677,600
7,809,350
Pharmaceuticals  — 17.9%
20,400 Abbott Laboratories ............... 2,409,852
31,794 AbbVie Inc. ..................... 3,429,619
2,772 ACADIA Pharmaceuticals Inc.† ........ 46,043
25,000 Achaogen Inc.†(a) ................. 0
1,365 Aclaris Therapeutics Inc.† ........... 24,570
36,297 AstraZeneca plc, ADR .............. 2,179,998
101,555 Bausch Health Cos. Inc.† ............ 2,828,307
77,138 Bristol-Myers Squibb Co. ............ 4,564,255
37,200 Cigna Corp. ..................... 7,445,952
2,950 Elanco Animal Health Inc.† ........... 94,076
1,000 Fulcrum Therapeutics Inc.† .......... 28,210
7,000 Intercept Pharmaceuticals Inc.† ....... 103,950
38,567 Johnson & Johnson ............... 6,228,570
70,250 Merck & Co. Inc. .................. 5,276,478
2,500 Odonate Therapeutics Inc.† .......... 7,275
5,000 OPKO Health Inc.† ................ 18,250
3,000 Organon & Co. ................... 98,370
10,000 Paratek Pharmaceuticals Inc.† ........ 48,600
110,086 Perrigo Co. plc ................... 5,210,370
99,425 Pfizer Inc. ...................... 4,276,269
12,000 Roche Holding AG, ADR ............ 545,640
90,415 Takeda Pharmaceutical Co. Ltd., ADR ... 1,480,998
42,000 Teva Pharmaceutical Industries Ltd., ADR† 409,080
585 TG Therapeutics Inc.† .............. 19,469
12,796 Vertex Pharmaceuticals Inc.† ......... 2,321,066
40,000 Viatris Inc. ...................... 542,000
20,000 Zoetis Inc. ...................... 3,882,800
53,520,067
Specialty Chemicals  — 1.5%
33,000 International Flavors & Fragrances Inc. .. 4,412,760
TOTAL COMMON STOCKS ......... 289,740,702

The Gabelli Healthcare & Wellness
Rx
Trust
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
PREFERRED STOCKS  — 0.0%
Biotechnology  — 0.0%
5,000 XOMA Corp., Ser. A, 8.625% ......... $ 131,250
EXCHANGE TRADED FUNDS  — 0.0%
Biotechnology  — 0.0%
310 SPDR S&P Biotech ETF ............. 38,970
Financial Services  — 0.0%
195 iShares 20+ Year Treasury Bond ETF .... 28,143
TOTAL EXCHANGE TRADED FUNDS ... 67,113
MANDATORY CONVERTIBLE SECURITIES(b)  — 1.0%
Health Care Providers and Services  — 1.0%
22,500 Avantor Inc., Ser. A,
6.250%, 05/15/22 ............... 2,832,975
RIGHTS  — 0.0%
Biotechnology  — 0.0%
6,907 Tobira Therapeutics Inc., CVR†(a) ...... 0
Pharmaceuticals  — 0.0%
3,500 Ipsen SA/Clementia, CVR†(a) ......... 0
TOTAL RIGHTS ................ 0
WARRANTS  — 0.0%
Health Care Providers and Services  — 0.0%
420 Option Care Health Inc., Cl. A, expire
07/27/25† ..................... 1,092
420 Option Care Health Inc., Cl. B, expire
07/27/25† ..................... 911
2,003
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.9%
$ 5,641,000 U.S. Treasury Bills,
0.013% to 0.050%††, 11/04/21 to
01/06/22 ...................... 5,640,696
TOTAL INVESTMENTS — 100.0% ....
(Cost $179,409,546) ............. $ 298,414,739
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 82.4% $ 246,071,671
Europe .............................. 11.3 33,647,238
Japan ............................... 5.7 17,007,661
Asia/Pacific ......................... 0.6 1,688,169
Total Investments ................... 100.0% $ 298,414,739